REVENUE	3 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Revenue consists primarily of product revenue, which includes the selling of fresh produce, health foods and consumer goods to third-party customers. Fresh produce comprises two main product categories, tropical fruit and diversified produce. Tropical fruit primarily consists of bananas and pineapples, and diversified produce primarily consists of all other fruit, vegetables and other produce. Product revenue also includes surcharges for additional product services such as freight, cooling, warehousing, fuel, containerization, handling and palletization related to the transfer of products.
Revenue also includes service revenue, which includes third-party freight services and royalties for the use of Company brands and trademarks. Additionally, the Company maintains a commercial cargo business where revenue is earned by providing handling and transportation services of containerized cargo on Company vessels. Net service revenues were less than 10% of total revenue for the three months ended March 31, 2024 and March 31, 2023.
The following table presents the Company's disaggregated revenue by similar types of products and services for the three months ended March 31, 2024 and March 31, 2023:

	Three Months Ended
	March 31, 2024	March 31, 2023

	(U.S. Dollars in thousands)
Diversified produce	$1,316,819	$1,198,761
Tropical fruit	714,965	691,723
Health foods and consumer goods	33,737	31,298
Commercial cargo	45,303	47,174
Other	10,550	20,211
Total revenue, net	$2,121,374	$1,989,167
The following table presents the Company's disaggregated revenue by channel for the three months ended March 31, 2024 and March 31, 2023:

	Three Months Ended
	March 31, 2024	March 31, 2023

Third party revenue:	(U.S. Dollars in thousands)
Retail	$1,228,848	$1,171,385
Wholesale	698,872	617,287
Food service	111,730	107,859
Commercial cargo	45,303	47,174
Other	5,410	14,872
Revenue from sales to unconsolidated affiliates	31,211	30,590
Total revenue, net	$2,121,374	$1,989,167